SUPPLEMENT DATED MAY 18, 2023 TO THE FOLLOWING

PROSPECTUSES AND APPLICABLE INITIAL SUMMARY PROPSPECTUSES AND UPDATING SUMMARY PROSPECUTESES DATED MAY 1, 2023 FOR

New York Life Insurance and Annuity Corporation (“NYLIAC”)

Corporate Executive Series Variable Universal Life

NYLIAC CorpExec VUL II-V

NYLIAC CorpExec VUL VI

and

NYLIAC CorpExec VUL Plus (CEVUL Plus)

INVESTING IN

NYLIAC Corporate Sponsored VUL Separate Account-I

This supplement amends the most recent prospectuses and applicable initial summary prospectuses and updating summary prospectuses where applicable (each a “Prospectus,” and together, the “Prospectuses”) for the corporate sponsored variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to inform you of changes to your Prospectus relating to: (1) the MainStay VP MacKay International Equity – Initial Class (the “MainStay Fund”) effective on or about August 28, 2023; and (2) Morgan Stanley VIF Global Infrastructure Portfolio – Class I (the “Morgan Stanley Fund”). Keeping this purpose in mind, please note the following:

I.	Changes to the MainStay Fund

A.	Name Change: All references in the Prospectuses to MainStay VP MacKay International Equity – Initial Class will be deleted and replaced with MainStay VP PineStone International Equity – Initial Class.

B.	Subadviser Change: The reference to Mackay Shields LLC as subadviser for the MainStay Fund will be deleted and replaced with PineStone Asset Management Inc.

C.	Current Expenses: The current expense listed for the MainStay Fund in the Fund Appendix for the Prospectuses will be deleted and replaced with 0.86%.

II.	Changes to the Morgan Stanley Fund

A.

Change in Adviser Listing: The reference to Morgan Stanley Investment Management Inc. (“MSIM”) and Morgan Stanley Investment Management Limited as the Adviser for the Morgan Stanley Fund is hereby deleted and replaced with MSIM.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010